Stock Based Compensation Plans: (Details 2) (USD $)	6 Months Ended
Jun. 30, 2014
Stock Based Compensation Plans Details [Abstract]
Outstanding Options Number: $1.82 - $1.82	2,585,000
Outstanding Options Weighted Average Exercise Price: $1.82 - $1.82	$ 1.82
Outstanding Options Aggregate Intrinsic Value: $1.82 - $1.82	$ 3,955,050
Outstanding Options Weighted Average Remaining Contractual Term (Years): $1.82 - $1.82	1 year 186 days
Exercisable Options Number: $1.82 - $1.82	2,585,000
Exercisable Options Weighted Average Exercise Price: $1.82 - $1.82	$ 1.82
Exercisable Options Aggregate Intrinsic Value: $1.82 - $1.82	3,955,050
Exercisable Options Weighted Average Remaining Contractual Term (Years): $1.82 - $1.82	1 year 186 days
Outstanding Options Number: $1.92 - $1.92	950,000
Outstanding Options Weighted Average Exercise Price: $1.92 - $1.92	$ 1.92
Outstanding Options Aggregate Intrinsic Value: $1.92 - $1.92	1,358,500
Outstanding Options Weighted Average Remaining Contractual Term (Years): $1.92 - $1.92	6 years 343 days
Exercisable Options Number: $1.92 - $1.92	0
Exercisable Options Weighted Average Exercise Price: $1.92 - $1.92	$ 0
Exercisable Options Aggregate Intrinsic Value: $1.92 - $1.92	0
Exercisable Options Weighted Average Remaining Contractual Term (Years): $1.92 - $1.92	6 years 343 days
Outstanding Options Number: $2.89 - $2.89	1,620,500
Outstanding Options Weighted Average Exercise Price: $2.89 - $2.89	$ 2.89
Outstanding Options Aggregate Intrinsic Value: $2.89 - $2.89	745,430
Outstanding Options Weighted Average Remaining Contractual Term (Years): $2.89 - $2.89	2 years 215 days
Exercisable Options Number: $2.89 - $2.89	1,620,500
Exercisable Options Weighted Average Exercise Price: $2.89 - $2.89	$ 2.89
Exercisable Options Aggregate Intrinsic Value: $2.89 - $2.89	745,430
Exercisable Options Weighted Average Remaining Contractual Term (Years): $2.89 - $2.89	2 years 215 days
Outstanding Options Number: $3.00 - $3.00	250,000
Outstanding Options Weighted Average Exercise Price: $3.00 - $3.00	$ 3.00
Outstanding Options Aggregate Intrinsic Value: $3.00 - $3.00	87,500
Outstanding Options Weighted Average Remaining Contractual Term (Years): $3.00 - $3.00	3 years 347 days
Exercisable Options Number: $3.00 - $3.00	250,000
Exercisable Options Weighted Average Exercise Price: $3.00 - $3.00	$ 3.00
Exercisable Options Aggregate Intrinsic Value: $3.00 - $3.00	87,500
Exercisable Options Weighted Average Remaining Contractual Term (Years): $3.00 - $3.00	3 years 347 days
Outstanding Options Number: $1.82 - $3.00	5,405,500
Outstanding Options Weighted Average Exercise Price: $1.82 - $3.00	$ 2.21
Outstanding Options Aggregate Intrinsic Value: $1.82 - $3.00	6,146,480
Outstanding Options Weighted Average Remaining Contractual Term (Years): $1.82 - $3.00	2 years 329 days
Exercisable Options Number: $1.82 - $3.00	4,455,500
Exercisable Options Weighted Average Exercise Price: $1.82 - $3.00	$ 2.28
Exercisable Options Aggregate Intrinsic Value: $1.82 - $3.00	$ 4,787,980
Exercisable Options Weighted Average Remaining Contractual Term (Years): $1.82 - $3.00	2 years 15 days